UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2012

Date of reporting period:	January 1, 2012 — June 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|12

Semiannual report

Putnam VT Absolute Return 500 Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Stock markets around the world continue to exhibit volatility due to Europe’s unresolved sovereign debt crisis, China’s decelerating economy, and slower-than-expected economic growth in the United States.

At the end of June, however, the European summit in Brussels offered evidence that policymakers were taking positive steps toward resolving the eurozone’s debt crisis. Although a lasting resolution remains to be seen, investors were heartened by the European developments, and the rally that came on the final day of the month pushed stocks to their best June in more than a decade. This performance followed a sharp market sell-off in May.

Putnam’s fundamental, bottom-up investment approach is well suited to uncovering opportunities in today’s volatile market environment, while seeking to guard against downside risk. In this climate, it is also important to rely on the expertise of your financial advisor, who can help you maintain a long-term focus and balanced investment approach.

We would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/12)

Investment objective

To earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions

Net asset value June 30, 2012

Class IA: $10.00	Class IB: $9.97

Total return at net asset value

			BofA Merrill
			Lynch U.S.	Barclays U.S.
(as of	Class IA	Class IB	Treasury Bill	Aggregate	S&P 500
6/30/12)	shares*	shares*	Index	Bond Index	Index

6 months	3.84%	3.75%	0.04%	2.37%	9.49%

1 year	1.22	1.01	0.08	7.47	5.45

Life	0.00	–0.30	0.10	8.56	2.52
Annualized	0.00	–0.26	0.09	7.29	2.15

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: May 2, 2011.

The BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

The S&P 500 Index is an unmanaged index of common stock performance.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

Investment-Grade Corporate Bonds	16.3%
U.S. Stocks	14.2%
High-Yield Corporate Bonds	11.5%
Commodities	5.7%
Commercial MBS	2.8%
Emerging-Market Stocks	1.8%
Agency CMO	1.0%
International Stocks	0.2%
Cash and Net Other Assets	64.6%

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/12. Cash and net other assets represents the market value weights of cash, derivatives, short-term securities and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% of net assets because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities.

Putnam VT Absolute Return 500 Fund 1

Report from your fund’s manager

How have financial markets performed during the first half of 2012?

Stocks rallied vigorously in the first few months of 2012 as concerns about several global macroeconomic risks subsided. Optimism returned following the European Central Bank’s decision this past November to introduce Long-Term Refinancing Operation, which relieved short-term funding pressure on dozens of European banks. High-yield securities also rallied, while Treasuries lagged.

The upswing did not last, however. From April through June, weaker job growth in the United States combined with a mounting economic crisis in Spain to reduce the outlook for global growth. Stocks retreated modestly in the United States, but significantly in Europe and Asia. U.S. Treasury and mortgage-backed bonds performed much better.

How was the portfolio positioned during the period?

Putnam VT Absolute Return 500 Fund pursued a combination of directional and non-directional strategies during the period. As an absolute return fund, we are not required to invest in specific asset classes or markets, or to pursue outperformance of a common market benchmark.

The fund had exposures to commercial mortgage-backed securities [CMBS] and non-agency residential mortgage-backed securities [RMBS], positions that targeted investor appetite for credit risk, while having low correlation with the more interest-rate-sensitive investment-grade bond market. Our security selection in the CMBS sector had solid results, as seasoned mezzanine issues performed well as investors took advantage of attractive yields. The non-agency RMBS benefited from stabilization, and even a degree of improvement, in the distressed housing market. In managing fixed-income exposures, we implement derivatives strategies with options to hedge duration and convexity, isolate prepayment risk, and gain exposure to interest rates, as well as to seek enhanced returns or generate income, or to hedge prices or prepayment risk. We also use interest-rate swaps to gain exposure to or hedge rate risk rates, as well as to hedge prepayment risk. Using credit default swaps, we hedge credit or market risk, or gain exposure to individual securities or groups of securities.

An example of a non-directional strategy was the fund’s long exposure to U.S. large-cap stocks paired with short exposure to European equities. The long exposure to U.S. stocks was more helpful in the first few months of the period, while the short exposure to European stocks was more helpful during the subsequent months, when the European sovereign debt crisis worsened. The short exposures were established with futures contracts or total return swaps, which are derivatives we use to manage exposure to specific markets, sectors, or industries, or to hedge related risks.

Did foreign currency exposure play a role in performance?

Currency is generally a non-directional strategy for the fund. During the period, currency strategies overall detracted from results. In managing currency, we employ forward contracts, a type of derivative, to gain exposures and hedge risks.

What do you consider the greatest risks today?

The U.S. economy in 2012 appears to be burdened by uncertainty about how the federal debt ceiling will be lifted and by the looming impact of spending cuts and tax increases scheduled to take effect at the start of 2013. No agreement to resolve either issue is likely to occur before the November election, in our opinion, and in the meantime consumer and business spending could suffer. That said, we believe the U.S. expansion will continue, supported by lower energy and gasoline prices. The European crisis is also likely to drag on, as both Spain and Italy face the danger of unsustainable borrowing costs.

What is your opinion of current market opportunities and risks?

Despite larger macroeconomic headwinds, we consider a number of investment opportunities to be attractive. For example, we still find directional exposure to non-agency mortgages and the corporate high-yield sector to be compelling. High-yield bonds, in particular, offer generous yield spreads, and default risks are likely to remain subdued, we believe.

Given the risks in the global economy, however, we are willing to offset some of the upside potential that we see in markets with strategies that seek to reduce volatility. Examples include holding more cash, positioning for rising volatility, and pursuing strategies in currencies, such as exposures that can benefit from a weakening euro.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”) which may be considered speculative. Unlike bonds,

2 Putnam VT Absolute Return 500 Fund

funds that invest in bonds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. REITs involve the risks of real estate investing, including declining property values. Commodities involve the risks of changes in market, political, regulatory, and natural conditions. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Additional risks are listed in the fund’s prospectus. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeffrey, your fund’s portfolio managers are James A. Fetch; Robert J. Kea, CFA; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

A word about derivatives

Derivatives employed by the fund generally serve one of two main purposes: to implement an investment strategy that may be difficult or more expensive through traditional securities, or to hedge risk associated with a particular position.

Derivatives may depreciate in value, lose money, amplify traditional market risks through the creation of leverage, and be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives carry “counterparty risk,” the risk that the other party is unable or unwilling to pay. Putnam monitors counterparty risk and, for some types of derivatives, seeks to mitigate it by entering into collateral agreements with counterparties which require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT Absolute Return 500 Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2012, to June 30, 2012. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/12		for the 6 months ended 6/30/12

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$4.56	$5.83	$4.52	$5.77

Ending value
(after expenses)	$1,038.40	$1,037.50	$1,020.39	$1,019.14

Annualized
expense ratio	0.90%	1.15%	0.90%	1.15%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/12. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4 Putnam VT Absolute Return 500 Fund

The fund’s portfolio 6/30/12 (Unaudited)

COMMON STOCKS (23.4%)*	Shares	Value

Basic materials (0.7%)
Allied Nevada Gold Corp. †	165	$4,683

Bemis Co., Inc.	194	6,080

FMC Corp.	188	10,054

International Flavors & Fragrances, Inc.	128	7,014

Newmont Mining Corp.	361	17,512

PPG Industries, Inc.	156	16,555

Royal Gold, Inc.	93	7,291

Sherwin-Williams Co. (The)	105	13,897

Sigma-Aldrich Corp.	146	10,794

Valspar Corp.	154	8,083

		101,963
Capital goods (1.0%)
Ball Corp.	225	9,236

Covanta Holding Corp.	347	5,951

General Dynamics Corp.	339	22,360

Lockheed Martin Corp.	272	23,686

Northrop Grumman Corp.	311	19,839

Raytheon Co.	407	23,032

Republic Services, Inc.	471	12,463

Roper Industries, Inc.	146	14,393

Stericycle, Inc. †	139	12,742

Waste Connections, Inc.	250	7,480

		151,182
Communication services (0.7%)
American Tower Corp. Class A R	246	17,198

AT&T, Inc.	556	19,827

IAC/InterActiveCorp.	204	9,302

Verizon Communications, Inc.	1,157	51,417

Windstream Corp.	529	5,110

		102,854
Conglomerates (0.4%)
AMETEK, Inc.	258	12,877

Danaher Corp.	513	26,717

General Electric Co.	1,158	24,133

		63,727
Consumer cyclicals (2.8%)
Advance Auto Parts, Inc.	87	5,935

Amazon.com, Inc. †	186	42,473

AutoZone, Inc. †	25	9,179

Bed Bath & Beyond, Inc. †	206	12,731

Big Lots, Inc. †	103	4,201

Cintas Corp.	233	8,996

Discovery Communications, Inc. Class A †	238	12,852

Dollar General Corp. †	136	7,397

Dollar Tree, Inc. †	226	12,159

Dun & Bradstreet Corp. (The)	103	7,331

Ecolab, Inc.	268	18,366

Equifax, Inc.	234	10,904

Expedia, Inc.	145	6,970

Home Depot, Inc. (The)	789	41,809

Kimberly-Clark Corp.	449	37,613

Kohl’s Corp.	221	10,053

McGraw-Hill Cos., Inc. (The)	258	11,610

Moody’s Corp.	343	12,537

MSC Industrial Direct Co., Inc. Class A	100	6,555

O’Reilly Automotive, Inc. †	118	9,885

Omnicom Group, Inc.	243	11,810

COMMON STOCKS (23.4%)* cont.	Shares	Value

Consumer cyclicals cont.
PetSmart, Inc.	131	$8,932

Priceline.com, Inc. †	33	21,929

Ross Stores, Inc.	206	12,869

Scotts Miracle-Gro Co. (The) Class A	94	3,865

Scripps Networks Interactive Class A	122	6,937

Target Corp.	417	24,265

Towers Watson & Co. Class A	129	7,727

Tupperware Brands Corp.	84	4,600

Verisk Analytics, Inc. Class A †	230	11,330

Viacom, Inc. Class B	377	17,727

		421,547
Consumer staples (3.1%)
Altria Group, Inc.	1,624	56,109

Brinker International, Inc.	143	4,557

Church & Dwight Co., Inc.	327	18,139

Coca-Cola Co. (The)	101	7,897

ConAgra Foods, Inc.	726	18,825

Dr. Pepper Snapple Group, Inc.	444	19,425

Herbalife, Ltd.	1,796	86,801

Kroger Co. (The)	931	21,590

Lorillard, Inc.	193	25,466

McDonald’s Corp.	469	41,521

Panera Bread Co. Class A †	38	5,299

Philip Morris International, Inc.	816	71,204

Procter & Gamble Co. (The)	269	16,476

Reynolds American, Inc.	534	23,961

Starbucks Corp.	456	24,314

W.W. Grainger, Inc.	77	14,725

Yum! Brands, Inc.	301	19,390

		475,699
Energy (2.1%)
Chevron Corp.	788	83,134

ConocoPhillips	756	42,245

Exxon Mobil Corp.	1,528	130,751

FMC Technologies, Inc. †	344	13,494

HollyFrontier Corp.	391	13,853

Marathon Oil Corp.	715	18,283

Murphy Oil Corp.	280	14,081

Phillips 66 †	378	12,565

		328,406
Financials (2.9%)
ACE, Ltd.	440	32,617

Allied World Assurance Co. Holdings AG	206	16,371

American Express Co.	825	48,023

Arch Capital Group, Ltd. †	521	20,678

AvalonBay Communities, Inc. R	73	10,328

Bank of Hawaii Corp.	163	7,490

Berkshire Hathaway, Inc. Class B †	399	33,249

Chubb Corp. (The)	274	19,953

Commerce Bancshares, Inc.	227	8,603

Digital Realty Trust, Inc. R	95	7,132

Discover Financial Services	680	23,514

Equity Residential Trust R	205	12,784

Essex Property Trust, Inc. R	36	5,541

Everest Re Group, Ltd.	196	20,284

Federal Realty Investment Trust R	63	6,558

JPMorgan Chase & Co.	283	10,112

M&T Bank Corp.	215	17,753

Putnam VT Absolute Return 500 Fund 5

COMMON STOCKS (23.4%)* cont.	Shares	Value

Financials cont.
Nasdaq OMX Group, Inc. (The)	316	$7,164

Northern Trust Corp.	342	15,739

People’s United Financial, Inc.	919	10,670

Public Storage R	94	13,575

Rayonier, Inc. R	130	5,837

Realty Income Corp. R	148	6,182

RenaissanceRe Holdings, Ltd.	230	17,482

Simon Property Group, Inc. R	157	24,439

Validus Holdings, Ltd.	442	14,157

W.R. Berkley Corp.	483	18,798

Wells Fargo & Co.	333	11,136

		446,169
Health care (2.4%)
Abbott Laboratories	693	44,678

Aetna, Inc.	355	13,763

AmerisourceBergen Corp.	308	12,120

Amgen, Inc.	403	29,435

Biogen Idec, Inc. †	148	21,368

Bristol-Myers Squibb Co.	859	30,881

C.R. Bard, Inc.	110	11,818

Cardinal Health, Inc.	354	14,868

Eli Lilly & Co.	561	24,073

Forest Laboratories, Inc. †	249	8,713

Gilead Sciences, Inc. †	445	22,820

Humana, Inc.	167	12,932

Johnson & Johnson	255	17,228

McKesson Corp.	225	21,094

Merck & Co., Inc.	82	3,424

Perrigo Co.	80	9,434

Pfizer, Inc.	653	15,019

ResMed, Inc. †	254	7,925

UnitedHealth Group, Inc.	663	38,786

Ventas, Inc. R	185	11,677

		372,056
Technology (6.0%)
Accenture PLC Class A	495	29,745

Altera Corp.	514	17,394

Analog Devices, Inc.	496	18,684

Apple, Inc. †	705	411,720

Avago Technologies, Ltd. (Singapore)	422	15,150

BMC Software, Inc. †	312	13,316

Cisco Systems, Inc.	3,048	52,334

Google, Inc. Class A †	114	66,128

IBM Corp.	450	88,010

Intel Corp.	299	7,968

Intuit, Inc.	327	19,407

KLA-Tencor Corp.	342	16,844

L-3 Communications Holdings, Inc.	168	12,434

Lam Research Corp. †	339	12,794

Maxim Integrated Products, Inc.	589	15,102

Microchip Technology, Inc.	431	14,257

Microsoft Corp.	2,791	85,377

Xilinx, Inc.	485	16,281

		912,945
Transportation (0.5%)
Copa Holdings SA Class A (Panama)	90	7,423

J. B. Hunt Transport Services, Inc.	184	10,966

COMMON STOCKS (23.4%)* cont.		Shares	Value

Transportation cont.
Southwest Airlines Co.		1,332	$12,281

United Parcel Service, Inc. Class B		543	42,767

			73,437
Utilities and power (0.8%)
CMS Energy Corp.		446	10,481

DTE Energy Co.		234	13,883

Entergy Corp.		224	15,207

ITC Holdings Corp.		101	6,960

Kinder Morgan, Inc.		395	12,727

PG&E Corp.		437	19,783

Pinnacle West Capital Corp.		196	10,141

Spectra Energy Corp.		718	20,865

Westar Energy, Inc.		253	7,577

			117,624

Total common stocks (cost $3,236,840)			$3,567,609

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.2%)*	strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-12/$100.00	1,800	$828

SPDR S&P 500 ETF Trust (Put)	Jan-13/110.00	2,602	5,711

SPDR S&P 500 ETF Trust (Put)	Jul-12/117.00	2,602	91

SPDR S&P 500 ETF Trust (Put)	Apr-13/117.00	3,774	18,516

SPDR S&P 500 ETF Trust (Put)	Aug-12/121.00	1,602	786

SPDR S&P 500 ETF Trust (Put)	Feb-13/115.00	1,602	5,318

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00	1,615	994

SPDR S&P 500 ETF Trust (Put)	Sep-12/125.00	1,555	2,565

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00	1,555	6,317

SPDR S&P 500 ETF Trust (Put)	May-13/108.00	1,484	5,549

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00	2,457	2,919

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00	2,900	13,625

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.9475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	Aug-12/1.9475	$201,000	3,628

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.042% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.042	36,000	877

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.144% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.144	76,000	2,474

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	16,000	646

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	16,000	23

6 Putnam VT Absolute Return 500 Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.2%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.73% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/$2.73	$67,100	$5,726

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 2.73%
versus the three month USD-
LIBOR-BBA maturing August 2022.	Aug-12/2.73	67,100	3

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.855	95,200	9,224

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.855	95,200	3

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.37% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	151,389	22,069

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.37%
versus the three month USD-
LIBOR-BBA maturing August 2022.	Aug-12/3.37	151,389	—

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
3.625% versus the three month
USD-LIBOR-BBA maturing
August 2026.	Aug-16/3.625	281,000	31,191

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 3.625%
versus the three month USD-
LIBOR-BBA maturing August 2026.	Aug-16/3.625	281,000	10,538

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 4.28% versus the three month
USD-LIBOR-BBA maturing
August 2026.	Aug-16/4.28	98,000	14,924

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.28% versus the three month
USD-LIBOR-BBA maturing
August 2026.	Aug-16/4.28	98,000	2,599

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.845% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/1.845	29,000	499

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.2%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.855% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/$1.855	$29,000	$528

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.13375% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.13375	36,000	1,212

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.27% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.27	57,000	2,452

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	16,000	754

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	16,000	136

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3675% versus the three
month USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.3675	57,000	2,862

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.8825% versus the three
month USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	29,000	2,730

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.8825% versus the three month
USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	29,000	729

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.8625% versus the three
month USD-LIBOR-BBA maturing
January 2023.	Jan-13/1.8625	29,000	546

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	29,000	62

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	29,000	62

Putnam VT Absolute Return 500 Fund 7

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.2%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 1.6714%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/$1.6714	$29,000	$62

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	29,000	62

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	29,000	62

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.055% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055	38,000	939

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 2.1075%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/2.1075	187,000	5,483

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 2.1075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1075	187,000	5,483

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.11875% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.11875	187,000	5,672

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	76,000	2,353

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.1825% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1825	38,000	1,367

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	16,000	627

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	16,000	1

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.36% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	126,157	18,292

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.2%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.36%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/$3.36	$126,157	$—

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	125,679	19,826

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	125,679	—

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.51% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	50,463	8,028

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.51%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.51	50,463	—

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.52% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	126,157	20,175

Option on an interest rate swap
with Barclay’s Bank, PLC for
the right to pay a fixed rate of
3.52% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	126,157	—

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	126,157	20,432

Option on an interest rate swap
with Barclay’s Bank, PLC for
the right to pay a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	126,157	—

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	78,964	12,819

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	78,964	—

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	615,000	110,934

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	615,000	13,112

8 Putnam VT Absolute Return 500 Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.2%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/$4.74	$589,061	$109,950

Option on an interest rate swap
with Citibank, N.A. for the right
to pay a fixed rate of 4.74% versus
the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	589,061	12,042

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	130,000	15,129

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	130,000	1,239

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate
of 4.765% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.765	130,000	15,730

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
4.765% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.765	130,000	1,170

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.77% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.77	209,000	25,498

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
4.77% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.77	209,000	1,781

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.82% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/1.82	29,000	437

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.835% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/1.835	29,000	468

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.1125% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.1125	36,000	1,140

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.2475% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.2475	57,000	2,353

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.2%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/$2.305	$16,000	$728

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	16,000	107

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.34375% versus the three
month USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.34375	57,000	2,768

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.085% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.085	36,000	1,049

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.193% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.193	76,000	2,804

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.225% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.225	57,000	2,244

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.28	16,000	698

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.28	16,000	76

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3175% versus the three
month USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.3175	57,000	2,654

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.064% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.064	36,000	972

Putnam VT Absolute Return 500 Fund 9

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.2%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.169% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/$2.169	$76,000	$2,641

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	16,000	674

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	16,000	51

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	29,000	2,316

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	29,000	315

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	89,361	8,939

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	89,361	3,840

Total purchased options outstanding (cost $608,872)			$645,258

INVESTMENT COMPANIES (3.7%)*		Shares	Value

PowerShares DB Gold Fund †		2,640	$145,675

SPDR S&P 500 ETF Trust		3,027	412,489

Total investment companies (cost $557,340)			$558,164

MORTGAGE-BACKED SECURITIES (3.5%)*	Principal amount		Value

Commercial Mortgage Pass-Through Certificates
Ser. 05-C6, Class AJ, 5.209s, 2044		$20,000	$19,616

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class E, 5.736s, 2036		66,000	63,746
Ser. 05-C6, Class B, 5.23s, 2040 F		15,000	13,871
Ser. 05-C5, Class AJ, 5.1s, 2038 F		13,000	12,997
FRB Ser. 04-C5, Class B, 4.929s, 2037		10,000	10,061

Federal Home Loan Mortgage Corp.
IFB Ser. 3859, Class SG, IO, 6.458s, 2039		117,841	15,361
IFB Ser. 3856, Class PS, IO, 6.358s, 2040		232,007	37,993
IFB Ser. 3803, Class SP, IO, 6.358s, 2038		98,733	11,354
IFB Ser. 3708, Class SA, IO, 6.208s, 2040		182,776	25,609
Ser. 3748, Class NI, IO, 4s, 2034		113,257	8,521

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value

GE Capital Commercial Mortgage Corp. Ser. 05-C2,
Class B, 5.113s, 2043 F	$25,000	$25,287

Government National Mortgage Association IFB
Ser. 10-85, Class SD, IO, 6.406s, 2038	106,160	17,075

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class B, 4.894s, 2042 F	50,000	50,274

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 04-CB9, Class B, 5.852s, 2041	20,000	19,562
FRB Ser. 05-LDP1, Class C, 5.247s, 2046 F	10,000	9,939

LB-UBS Commercial Mortgage Trust
Ser. 05-C1, Class D, 4.856s, 2040	10,000	9,593
Ser. 03-C3, Class G, 4.392s, 2037	65,000	64,350

Merrill Lynch/Countrywide Commercial Mortgage
Trust 144A Ser. 06-4, Class XC, IO, 0.224s, 2049	1,163,263	15,122

Salomon Brothers Mortgage Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032	81,000	83,233

Wachovia Bank Commercial Mortgage Trust
Ser. 05-C17, Class B, 5.287s, 2042	20,000	19,953

Total mortgage-backed securities (cost $534,825)		$533,517

COMMODITY LINKED NOTES (2.1%)*	Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes
Ser. 00DL, 1-month LIBOR less 0.16%, 2013 (Indexed
to the DB Commodity Booster OYE Benchmark Light
Energy TR Index multiplied by 3) (United Kingdom)	$43,000	$32,444

Deutsche Bank AG/London 144A sr. unsec.
notes Ser. A, 1-month LIBOR less 0.16%, 2013
(Indexed to the DB Custom Commodity Index: 75% S&P
GSCI Gold Index TR and 25% S&P GSCI Light Energy
Index TR multiplied by 3) (United Kingdom)	63,000	65,999

UBS AG/London 144A notes 1-month LIBOR less 0.10%,
2013 (Indexed to the UBS Custom Commodity Index:
75% S&P GSCI Gold Index TR and 25% S&P GSCI Light
Energy Index TR multiplied by 3) (Jersey)	63,000	66,067

UBS AG/London 144A notes 1-month LIBOR, 2012
(Indexed to the UBS Bloomberg CMCI Essence TR
Index multiplied by 3) (Jersey)	158,000	152,783

Total commodity linked notes (cost $327,000)		$317,293

U.S. TREASURY OBLIGATIONS (0.7%)*	Principal amount	Value

U.S. Treasury Notes 3.125%, April 30, 2013 [i]	$107,000	$110,131

Total U.S. Treasury obligations (cost $110,131)		$110,131

SHORT-TERM INVESTMENTS (68.6%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12% [e]	3,589,316	$3,589,316

SSgA Prime Money Market Fund 0.09% P	206,131	206,131

Interest in $150,000,000 joint tri-party
repurchase agreement dated 6/29/12 with
BNP Paribas due 7/2/12 — maturity value
of $652,010 for an effective yield of 0.18%
(collateralized by various mortgage backed
securities with coupon rates ranging from
3.011% to 3.554% and due dates ranging from
11/1/40 to 10/1/41, valued at $153,000,000)	$652,000	652,000

U.S. Treasury Bills with an effective yield
of 0.170%, May 30, 2013 #	250,000	249,563

U.S. Treasury Bills with effective yields ranging
from 0.168% to 0.182%, May 2, 2013	1,750,000	1,747,233

U.S. Treasury Bills with an effective yield
of 0.199%, March 7, 2013	1,000,000	998,882

U.S. Treasury Bills with effective yields ranging
from 0.140% to 0.144%, February 7, 2013 # ##	750,000	749,267

10 Putnam VT Absolute Return 500 Fund

SHORT-TERM INVESTMENTS (68.6%)* cont.	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield
of 0.155%, January 10, 2013	$500,000	$499,607

U.S. Treasury Bills with an effective yield
of 0.105%, December 13, 2012 #	500,000	499,676

U.S. Treasury Bills with an effective yield
of 0.093%, November 15, 2012	250,000	249,894

U.S. Treasury Bills with effective yields ranging
from 0.074% to 0.141%, October 18, 2012	1,000,000	999,685

Total short-term investments (cost $10,441,345)		$10,441,254

Total investments (cost $15,816,353)		$16,173,226

Key to holding’s currency abbreviations

JPY	Japanese Yen

Key to holding’s abbreviations

ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
SPDR	S&P Depository Receipts

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2012 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $15,215,092.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

e See Note 7 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts (Note 1).

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $11,354,948 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $15,749,492) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	7/18/12	$153,511	$145,895	$7,616

	British Pound	Buy	7/18/12	35,707	35,046	661

	Japanese Yen	Sell	7/18/12	223,860	228,372	4,512

	Norwegian Krone	Buy	7/18/12	49,430	48,169	1,261

Barclays Bank PLC

	Australian Dollar	Buy	7/18/12	76,449	75,071	1,378

	Australian Dollar	Sell	7/18/12	76,449	72,631	(3,818)

	Australian Dollar	Sell	8/16/12	38,631	37,958	(673)

	Brazilian Real	Buy	7/18/12	7,146	6,982	164

	Brazilian Real	Sell	7/18/12	7,146	7,006	(140)

	Brazilian Real	Sell	8/16/12	1,629	1,625	(4)

	British Pound	Buy	7/18/12	84,099	82,732	1,367

	British Pound	Sell	7/18/12	84,099	83,355	(744)

	British Pound	Buy	8/16/12	72,974	72,308	666

	Canadian Dollar	Buy	7/18/12	37,214	36,654	560

	Canadian Dollar	Sell	7/18/12	37,214	36,655	(559)

	Canadian Dollar	Sell	8/16/12	10,598	10,469	(129)

	Chilean Peso	Buy	7/18/12	18,790	18,533	257

	Chilean Peso	Sell	7/18/12	18,790	18,500	(290)

	Chilean Peso	Buy	8/16/12	9,135	9,134	1

	Czech Koruna	Buy	7/18/12	28,348	28,128	220

	Czech Koruna	Sell	7/18/12	28,348	27,675	(673)

	Czech Koruna	Sell	8/16/12	17,338	17,382	44

	Euro	Buy	7/18/12	161,117	159,015	2,102

Putnam VT Absolute Return 500 Fund 11

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $15,749,492) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Euro	Sell	7/18/12	$161,117	$159,062	$(2,055)

	Euro	Buy	8/16/12	89,505	87,947	1,558

	Hungarian Forint	Buy	7/18/12	5,777	5,513	264

	Hungarian Forint	Sell	7/18/12	5,777	5,239	(538)

	Indian Rupee	Sell	7/18/12	3,449	3,374	(75)

	Japanese Yen	Buy	7/18/12	34,248	35,014	(766)

	Japanese Yen	Sell	7/18/12	34,248	34,485	237

	Japanese Yen	Buy	8/16/12	34,261	34,501	(240)

	Malaysian Ringgit	Sell	7/18/12	5,317	5,277	(40)

	Mexican Peso	Buy	7/18/12	8,908	8,844	64

	Mexican Peso	Sell	7/18/12	8,908	8,432	(476)

	Mexican Peso	Sell	8/16/12	5,636	5,647	11

	New Zealand Dollar	Sell	7/18/12	4,398	4,199	(199)

	Norwegian Krone	Buy	7/18/12	50,203	49,432	771

	Norwegian Krone	Sell	7/18/12	50,203	49,315	(888)

	Norwegian Krone	Sell	8/16/12	30,580	30,291	(289)

	Singapore Dollar	Sell	7/18/12	5,447	5,372	(75)

	South African Rand	Buy	7/18/12	671	1,082	(411)

	South Korean Won	Buy	7/18/12	11,163	10,957	206

	Swedish Krona	Buy	7/18/12	18,840	18,627	213

	Swedish Krona	Sell	7/18/12	18,840	18,411	(429)

	Swedish Krona	Buy	8/16/12	14,924	14,627	297

	Taiwan Dollar	Sell	7/18/12	599	540	(59)

	Thai Baht	Buy	7/18/12	2,906	2,897	9

	Turkish Lira	Buy	7/18/12	13,388	13,278	110

	Turkish Lira	Sell	7/18/12	13,388	13,353	(35)

	Turkish Lira	Buy	8/16/12	2,628	2,639	(11)

Citibank, N.A.

	Australian Dollar	Buy	7/18/12	71,952	70,673	1,279

	Australian Dollar	Sell	7/18/12	71,952	68,315	(3,637)

	Australian Dollar	Sell	8/16/12	53,410	52,441	(969)

	Brazilian Real	Buy	7/18/12	9,628	9,491	137

	Brazilian Real	Sell	7/18/12	9,628	9,529	(99)

	Brazilian Real	Buy	8/16/12	4,244	4,246	(2)

	British Pound	Buy	7/18/12	55,440	54,389	1,051

	British Pound	Sell	7/18/12	55,440	54,920	(520)

	British Pound	Buy	8/16/12	55,435	54,916	519

	Canadian Dollar	Buy	7/18/12	47,131	46,362	769

	Canadian Dollar	Sell	7/18/12	47,131	46,603	(528)

	Czech Koruna	Buy	7/18/12	15,218	15,091	127

	Czech Koruna	Sell	7/18/12	15,218	14,971	(247)

	Czech Koruna	Sell	8/16/12	9,683	9,719	36

	Euro	Buy	7/18/12	82,267	80,802	1,465

	Euro	Sell	7/18/12	82,267	81,519	(748)

	Euro	Sell	8/16/12	82,289	80,822	(1,467)

	Japanese Yen	Buy	7/18/12	36,386	37,140	(754)

	Japanese Yen	Sell	7/18/12	36,386	36,642	256

	Japanese Yen	Buy	8/16/12	36,401	36,659	(258)

	Mexican Peso	Buy	7/18/12	5,607	5,463	144

	Mexican Peso	Sell	7/18/12	5,607	5,350	(257)

	Mexican Peso	Sell	8/16/12	3,232	3,241	9

	Singapore Dollar	Sell	7/18/12	8,526	8,458	(68)

12 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $15,749,492) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	South African Rand	Buy	7/18/12	$11,143	$11,016	$127

	South African Rand	Sell	7/18/12	11,143	10,512	(631)

	South Korean Won	Buy	7/18/12	2,917	2,909	8

	Taiwan Dollar	Sell	7/18/12	569	574	5

	Turkish Lira	Buy	7/18/12	11,625	11,303	322

	Turkish Lira	Sell	7/18/12	11,625	11,462	(163)

	Turkish Lira	Buy	8/16/12	6,188	6,223	(35)

Credit Suisse AG

	Australian Dollar	Buy	7/18/12	135,114	129,766	5,348

	Australian Dollar	Sell	7/18/12	135,114	132,502	(2,612)

	Australian Dollar	Buy	8/16/12	117,727	115,570	2,157

	Brazilian Real	Buy	7/18/12	11,911	11,638	273

	Brazilian Real	Sell	7/18/12	11,911	11,793	(118)

	Brazilian Real	Buy	8/16/12	6,515	6,495	20

	British Pound	Buy	7/18/12	265,140	262,668	2,472

	British Pound	Sell	7/18/12	265,140	260,516	(4,624)

	British Pound	Sell	8/16/12	247,111	244,779	(2,332)

	Canadian Dollar	Buy	7/18/12	18,951	18,737	214

	Canadian Dollar	Sell	7/18/12	18,951	18,781	(170)

	Canadian Dollar	Sell	8/16/12	15,210	15,189	(21)

	Chilean Peso	Buy	7/18/12	26,398	26,103	295

	Chilean Peso	Sell	7/18/12	26,398	25,936	(462)

	Chilean Peso	Buy	8/16/12	617	645	(28)

	Czech Koruna	Buy	7/18/12	14,727	14,585	142

	Czech Koruna	Sell	7/18/12	14,727	14,486	(241)

	Czech Koruna	Sell	8/16/12	9,207	9,227	20

	Euro	Buy	7/18/12	110,112	108,304	1,808

	Euro	Sell	7/18/12	110,112	109,368	(744)

	Euro	Sell	8/16/12	57,222	56,243	(979)

	Hungarian Forint	Buy	7/18/12	11,251	10,861	390

	Hungarian Forint	Sell	7/18/12	11,251	10,684	(567)

	Hungarian Forint	Buy	8/16/12	3,565	3,578	(13)

	Japanese Yen	Buy	7/18/12	65,918	67,271	(1,353)

	Japanese Yen	Sell	7/18/12	65,918	66,341	423

	Japanese Yen	Buy	8/16/12	64,204	64,626	(422)

	Mexican Peso	Buy	7/18/12	12,546	11,849	697

	Mexican Peso	Sell	7/18/12	12,546	12,022	(524)

	New Zealand Dollar	Sell	7/18/12	12,874	12,407	(467)

	Norwegian Krone	Buy	7/18/12	101,229	99,397	1,832

	Norwegian Krone	Sell	7/18/12	101,229	99,524	(1,705)

	Philippines Peso	Buy	7/18/12	8,207	8,056	151

	Polish Zloty	Buy	7/18/12	10,037	10,014	23

	Polish Zloty	Sell	7/18/12	10,037	9,785	(252)

	Polish Zloty	Sell	8/16/12	4,598	4,582	(16)

	Singapore Dollar	Buy	7/18/12	79	96	(17)

	South African Rand	Buy	7/18/12	10,948	10,830	118

	South African Rand	Sell	7/18/12	10,948	10,497	(451)

	South Korean Won	Buy	7/18/12	4,064	4,026	38

	Swedish Krona	Buy	7/18/12	36,915	36,148	767

	Swedish Krona	Sell	7/18/12	36,915	35,756	(1,159)

	Swedish Krona	Buy	8/16/12	15,400	15,091	309

	Taiwan Dollar	Buy	7/18/12	10,592	10,591	1

Putnam VT Absolute Return 500 Fund 13

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $15,749,492) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Taiwan Dollar	Sell	7/18/12	$10,592	$10,566	$(26)

	Turkish Lira	Buy	7/18/12	33,112	32,625	487

	Turkish Lira	Sell	7/18/12	33,112	32,588	(524)

	Turkish Lira	Buy	8/16/12	5,914	5,937	(23)

Deutsche Bank AG

	Australian Dollar	Buy	7/18/12	35,363	34,820	543

	Australian Dollar	Sell	7/18/12	35,363	33,556	(1,807)

	Australian Dollar	Sell	8/16/12	16,512	16,182	(330)

	Brazilian Real	Buy	7/18/12	5,360	5,292	68

	Brazilian Real	Sell	7/18/12	5,360	5,263	(97)

	British Pound	Buy	7/18/12	258,562	256,204	2,358

	British Pound	Sell	7/18/12	258,562	253,890	(4,672)

	British Pound	Sell	8/16/12	258,542	256,188	(2,354)

	Canadian Dollar	Buy	7/18/12	88,960	87,834	1,126

	Canadian Dollar	Sell	7/18/12	88,960	87,332	(1,628)

	Canadian Dollar	Sell	8/16/12	95,576	94,297	(1,279)

	Czech Koruna	Buy	7/18/12	17,300	17,171	129

	Czech Koruna	Sell	7/18/12	17,300	16,965	(335)

	Czech Koruna	Sell	8/16/12	11,765	11,800	35

	Euro	Buy	7/18/12	64,422	63,307	1,115

	Euro	Sell	7/18/12	64,422	63,990	(432)

	Euro	Sell	8/16/12	64,439	63,324	(1,115)

	Mexican Peso	Buy	7/18/12	5,599	5,562	37

	Mexican Peso	Sell	7/18/12	5,599	5,343	(256)

	Mexican Peso	Sell	8/16/12	4,524	4,527	3

	Norwegian Krone	Buy	7/18/12	18,297	18,080	217

	Norwegian Krone	Sell	7/18/12	18,297	17,828	(469)

	Polish Zloty	Buy	7/18/12	5,722	5,704	18

	Polish Zloty	Sell	7/18/12	5,722	5,307	(415)

	Polish Zloty	Sell	8/16/12	4,538	4,530	(8)

	Singapore Dollar	Sell	7/18/12	6,552	6,499	(53)

	South Korean Won	Buy	7/18/12	5,501	5,351	150

	South Korean Won	Sell	7/18/12	5,501	5,313	(188)

	South Korean Won	Buy	8/16/12	4,514	4,535	(21)

	Swedish Krona	Buy	7/18/12	18,234	17,938	296

	Swedish Krona	Sell	7/18/12	18,234	17,828	(406)

	Turkish Lira	Buy	7/18/12	13,278	13,073	205

	Turkish Lira	Sell	7/18/12	13,278	13,083	(195)

	Turkish Lira	Buy	8/16/12	7,721	7,728	(7)

Goldman Sachs International

	Australian Dollar	Buy	7/18/12	65,411	64,069	1,342

	Australian Dollar	Sell	7/18/12	65,411	62,111	(3,300)

	Australian Dollar	Sell	8/16/12	27,622	27,112	(510)

	British Pound	Buy	7/18/12	36,490	35,810	680

	British Pound	Sell	7/18/12	36,490	36,159	(331)

	British Pound	Buy	8/16/12	36,487	36,157	330

	Canadian Dollar	Buy	7/18/12	26,708	26,503	205

	Canadian Dollar	Sell	7/18/12	26,708	26,465	(243)

	Canadian Dollar	Buy	8/16/12	8,537	8,429	108

	Chilean Peso	Buy	7/18/12	9,374	9,258	116

	Chilean Peso	Sell	7/18/12	9,374	9,376	2

	Chilean Peso	Buy	8/16/12	3,787	3,790	(3)

14 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $15,749,492) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	Czech Koruna	Buy	7/18/12	$12,411	$12,465	$(54)

	Czech Koruna	Sell	7/18/12	12,411	12,199	(212)

	Czech Koruna	Sell	8/16/12	12,410	12,463	53

	Euro	Buy	7/18/12	52,778	51,998	780

	Euro	Sell	7/18/12	52,778	52,451	(327)

	Euro	Sell	8/16/12	27,092	26,618	(474)

	Japanese Yen	Buy	7/18/12	70,576	71,063	(487)

	Japanese Yen	Sell	7/18/12	70,576	71,824	1,248

	Japanese Yen	Sell	8/16/12	70,604	71,097	493

	Singapore Dollar	Sell	7/18/12	5,131	5,093	(38)

	South Korean Won	Buy	7/18/12	4,050	4,045	5

	Swedish Krona	Buy	7/18/12	54,874	53,520	1,354

	Swedish Krona	Sell	7/18/12	54,874	53,248	(1,626)

	Turkish Lira	Buy	7/18/12	13,168	12,924	244

	Turkish Lira	Sell	7/18/12	13,168	13,003	(165)

	Turkish Lira	Buy	8/16/12	7,611	7,650	(39)

HSBC Bank USA, National Association

	Australian Dollar	Buy	7/18/12	73,894	72,344	1,550

	Australian Dollar	Sell	7/18/12	73,894	70,248	(3,646)

	Australian Dollar	Sell	8/16/12	39,446	38,361	(1,085)

	British Pound	Buy	7/18/12	71,570	70,598	972

	British Pound	Sell	7/18/12	71,570	70,794	(776)

	British Pound	Buy	8/16/12	53,400	52,922	478

	Canadian Dollar	Buy	7/18/12	33,286	32,915	371

	Canadian Dollar	Sell	7/18/12	33,286	32,802	(484)

	Canadian Dollar	Sell	8/16/12	15,308	15,117	(191)

	Czech Koruna	Buy	7/18/12	29,206	28,935	271

	Czech Koruna	Sell	7/18/12	29,206	28,419	(787)

	Czech Koruna	Sell	8/16/12	18,142	18,192	50

	Euro	Buy	7/18/12	180,861	178,328	2,533

	Euro	Sell	7/18/12	180,861	178,762	(2,099)

	Euro	Buy	8/16/12	60,514	59,478	1,036

	Indian Rupee	Sell	7/18/12	5,222	5,206	(16)

	Japanese Yen	Buy	7/18/12	34,694	35,223	(529)

	Japanese Yen	Sell	7/18/12	34,694	34,921	227

	Japanese Yen	Buy	8/16/12	34,708	34,939	(231)

	Norwegian Krone	Buy	7/18/12	18,280	18,063	217

	Norwegian Krone	Sell	7/18/12	18,280	17,707	(573)

	Singapore Dollar	Sell	7/18/12	553	537	(16)

	South Korean Won	Buy	7/18/12	6,199	6,065	134

	South Korean Won	Sell	7/18/12	6,199	5,987	(212)

	Turkish Lira	Buy	7/18/12	8,595	8,534	61

	Turkish Lira	Sell	7/18/12	8,595	8,581	(14)

	Turkish Lira	Buy	8/16/12	8,542	8,536	6

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	7/18/12	93,415	91,769	1,646

	Australian Dollar	Sell	7/18/12	93,415	89,054	(4,361)

	Australian Dollar	Sell	8/16/12	59,730	58,357	(1,373)

	Brazilian Real	Buy	7/18/12	5,012	4,943	69

	Brazilian Real	Sell	7/18/12	5,012	4,993	(19)

	Brazilian Real	Buy	8/16/12	4,886	4,873	13

	British Pound	Buy	7/18/12	85,195	83,939	1,256

Putnam VT Absolute Return 500 Fund 15

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $15,749,492) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	British Pound	Sell	7/18/12	$85,195	$84,423	$(772)

	British Pound	Buy	8/16/12	85,189	84,418	771

	Canadian Dollar	Buy	7/18/12	49,684	49,173	511

	Canadian Dollar	Sell	7/18/12	49,684	49,187	(497)

	Canadian Dollar	Sell	8/16/12	15,210	15,021	(189)

	Chilean Peso	Buy	7/18/12	18,868	18,544	324

	Chilean Peso	Sell	7/18/12	18,868	18,582	(286)

	Chilean Peso	Buy	8/16/12	9,212	9,213	(1)

	Czech Koruna	Buy	7/18/12	11,578	11,611	(33)

	Czech Koruna	Sell	7/18/12	11,578	11,454	(124)

	Czech Koruna	Sell	8/16/12	11,577	11,609	32

	Euro	Buy	7/18/12	186,050	182,981	3,069

	Euro	Sell	7/18/12	186,050	183,688	(2,362)

	Euro	Sell	8/16/12	123,813	121,626	(2,187)

	Hungarian Forint	Buy	7/18/12	5,776	5,511	265

	Hungarian Forint	Sell	7/18/12	5,776	5,239	(537)

	Japanese Yen	Buy	7/18/12	62,756	64,087	(1,331)

	Japanese Yen	Sell	7/18/12	62,756	63,197	441

	Japanese Yen	Buy	8/16/12	62,781	63,226	(445)

	Mexican Peso	Buy	7/18/12	5,809	5,667	142

	Mexican Peso	Sell	7/18/12	5,809	5,586	(223)

	Mexican Peso	Sell	8/16/12	1,478	1,482	4

	New Zealand Dollar	Sell	7/18/12	16,393	15,822	(571)

	Norwegian Krone	Buy	7/18/12	34,729	34,254	475

	Norwegian Krone	Sell	7/18/12	34,729	34,028	(701)

	Norwegian Krone	Sell	8/16/12	15,341	15,016	(325)

	Polish Zloty	Buy	7/18/12	5,692	5,502	190

	Polish Zloty	Sell	7/18/12	5,692	5,280	(412)

	Singapore Dollar	Sell	7/18/12	5,052	5,059	7

	South African Rand	Sell	7/18/12	452	221	(231)

	South African Rand	Buy	8/16/12	4,509	4,507	2

	South Korean Won	Buy	7/18/12	5,539	5,480	59

	Swedish Krona	Buy	7/18/12	37,262	36,601	661

	Swedish Krona	Sell	7/18/12	37,262	36,297	(965)

	Swedish Krona	Buy	8/16/12	28,721	28,470	251

	Swiss Franc	Buy	7/18/12	2,108	2,081	27

	Swiss Franc	Sell	7/18/12	2,108	2,069	(39)

	Swiss Franc	Buy	8/16/12	2,109	2,071	38

	Taiwan Dollar	Sell	7/18/12	5,408	5,408	—

	Turkish Lira	Buy	7/18/12	21,928	21,605	323

	Turkish Lira	Sell	7/18/12	21,928	21,773	(155)

	Turkish Lira	Buy	8/16/12	16,318	16,370	(52)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	7/18/12	80,946	78,841	2,105

	Australian Dollar	Sell	7/18/12	80,946	77,130	(3,816)

	Australian Dollar	Sell	8/16/12	45,868	44,982	(886)

	Brazilian Real	Buy	7/18/12	10,968	10,818	150

	Brazilian Real	Sell	7/18/12	10,968	10,935	(33)

	Brazilian Real	Buy	8/16/12	10,907	10,878	29

	British Pound	Buy	7/18/12	19,263	19,141	122

	British Pound	Sell	7/18/12	19,263	19,080	(183)

	British Pound	Buy	8/16/12	19,261	19,079	182

16 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $15,749,492) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	Canadian Dollar	Buy	7/18/12	$26,806	$26,275	$531

	Canadian Dollar	Sell	7/18/12	26,806	26,538	(268)

	Chilean Peso	Buy	7/18/12	5,571	5,438	133

	Chilean Peso	Sell	7/18/12	5,571	5,571	—

	Czech Koruna	Buy	7/18/12	11,940	11,795	145

	Czech Koruna	Sell	7/18/12	11,940	11,733	(207)

	Czech Koruna	Sell	8/16/12	6,406	6,422	16

	Euro	Buy	7/18/12	115,680	114,843	837

	Euro	Sell	7/18/12	115,680	114,356	(1,324)

	Euro	Sell	8/16/12	35,448	35,455	7

	Japanese Yen	Buy	7/18/12	17,936	18,314	(378)

	Japanese Yen	Sell	7/18/12	17,936	18,211	275

	Japanese Yen	Buy	8/16/12	14,575	14,691	(116)

	Mexican Peso	Buy	7/18/12	10,218	10,069	149

	Mexican Peso	Sell	7/18/12	10,218	9,649	(569)

	Mexican Peso	Sell	8/16/12	4,658	4,668	10

	New Zealand Dollar	Sell	7/18/12	5,278	5,045	(233)

	Norwegian Krone	Buy	7/18/12	34,729	34,255	474

	Norwegian Krone	Sell	7/18/12	34,729	34,084	(645)

	Polish Zloty	Buy	7/18/12	5,692	5,503	189

	Polish Zloty	Sell	7/18/12	5,692	5,280	(412)

	Singapore Dollar	Sell	7/18/12	4,500	4,431	(69)

	South African Rand	Buy	7/18/12	110	415	(305)

	South Korean Won	Buy	7/18/12	8,842	8,785	57

	Swedish Krona	Buy	7/18/12	36,265	35,327	938

	Swedish Krona	Sell	7/18/12	36,265	35,035	(1,230)

	Swedish Krona	Buy	8/16/12	16,497	16,150	347

	Taiwan Dollar	Sell	7/18/12	5,415	5,408	(7)

	Turkish Lira	Buy	7/18/12	10,468	10,298	170

	Turkish Lira	Sell	7/18/12	10,468	10,476	8

	Turkish Lira	Buy	8/16/12	10,404	10,418	(14)

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/18/12	192,451	184,596	7,855

	Australian Dollar	Sell	7/18/12	192,451	188,687	(3,764)

	Australian Dollar	Buy	8/16/12	174,704	171,520	3,184

	Brazilian Real	Buy	7/18/12	6,998	6,906	92

	Brazilian Real	Sell	7/18/12	6,998	6,877	(121)

	Brazilian Real	Sell	8/16/12	1,629	1,628	(1)

	British Pound	Buy	7/18/12	105,868	104,154	1,714

	British Pound	Sell	7/18/12	105,868	104,915	(953)

	British Pound	Buy	8/16/12	90,827	89,855	972

	Canadian Dollar	Buy	7/18/12	64,904	64,032	872

	Canadian Dollar	Sell	7/18/12	64,904	64,221	(683)

	Chilean Peso	Buy	7/18/12	11,024	10,965	59

	Chilean Peso	Sell	7/18/12	11,024	11,009	(15)

	Chilean Peso	Buy	8/16/12	4,900	4,907	(7)

	Czech Koruna	Buy	7/18/12	26,171	26,066	105

	Czech Koruna	Sell	7/18/12	26,171	25,645	(526)

	Czech Koruna	Sell	8/16/12	20,635	20,691	56

	Euro	Buy	7/18/12	136,057	134,086	1,971

	Euro	Sell	7/18/12	136,057	135,051	(1,006)

	Euro	Sell	8/16/12	86,467	84,910	(1,557)

Putnam VT Absolute Return 500 Fund 17

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $15,749,492) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Hungarian Forint	Buy	7/18/12	$9,821	$9,106	$715

	Hungarian Forint	Sell	7/18/12	9,821	9,301	(520)

	Hungarian Forint	Buy	8/16/12	4,027	4,046	(19)

	Japanese Yen	Buy	7/18/12	81,839	82,806	(967)

	Japanese Yen	Sell	7/18/12	81,839	82,597	758

	Japanese Yen	Buy	8/16/12	46,146	46,463	(317)

	Mexican Peso	Buy	7/18/12	5,599	5,461	138

	Mexican Peso	Sell	7/18/12	5,599	5,343	(256)

	Mexican Peso	Sell	8/16/12	3,307	3,314	7

	New Zealand Dollar	Sell	7/18/12	11,195	10,872	(323)

	Norwegian Krone	Buy	7/18/12	39,467	38,749	718

	Norwegian Krone	Sell	7/18/12	39,467	38,352	(1,115)

	Norwegian Krone	Sell	8/16/12	21,131	20,723	(408)

	Polish Zloty	Buy	7/18/12	1,378	1,344	34

	Polish Zloty	Sell	7/18/12	1,378	1,300	(78)

	Singapore Dollar	Buy	7/18/12	79	114	(35)

	South African Rand	Buy	7/18/12	5,944	6,050	(106)

	South Korean Won	Buy	7/18/12	9,299	9,253	46

	Swedish Krona	Buy	7/18/12	37,667	37,285	382

	Swedish Krona	Sell	7/18/12	37,667	36,363	(1,304)

	Swedish Krona	Buy	8/16/12	32,358	31,736	622

	Taiwan Dollar	Sell	7/18/12	5,090	5,050	(40)

	Thai Baht	Buy	7/18/12	5,357	5,406	(49)

	Turkish Lira	Buy	7/18/12	9,972	9,883	89

	Turkish Lira	Sell	7/18/12	9,972	10,022	50

	Turkish Lira	Buy	8/16/12	9,911	9,967	(56)

UBS AG

	Australian Dollar	Buy	7/18/12	93,108	90,967	2,141

	Australian Dollar	Sell	7/18/12	93,108	88,894	(4,214)

	Australian Dollar	Sell	8/16/12	20,997	20,613	(384)

	British Pound	Buy	7/18/12	79,558	78,066	1,492

	British Pound	Sell	7/18/12	79,558	78,831	(727)

	British Pound	Buy	8/16/12	79,551	78,829	722

	Canadian Dollar	Buy	7/18/12	52,433	51,916	517

	Canadian Dollar	Sell	7/18/12	52,433	51,769	(664)

	Canadian Dollar	Sell	8/16/12	36,601	36,308	(293)

	Czech Koruna	Buy	7/18/12	14,593	14,456	137

	Czech Koruna	Sell	7/18/12	14,593	14,345	(248)

	Czech Koruna	Sell	8/16/12	9,058	9,084	26

	Euro	Buy	7/18/12	91,001	89,498	1,503

	Euro	Sell	7/18/12	91,001	90,208	(793)

	Euro	Sell	8/16/12	72,921	71,644	(1,277)

	Hungarian Forint	Buy	7/18/12	13,489	12,898	591

	Hungarian Forint	Sell	7/18/12	13,489	12,949	(540)

	Hungarian Forint	Buy	8/16/12	6,206	6,237	(31)

	Indian Rupee	Sell	7/18/12	5,222	5,228	6

	Japanese Yen	Buy	7/18/12	118,236	119,362	(1,126)

	Japanese Yen	Sell	7/18/12	118,236	120,673	2,437

	Japanese Yen	Sell	8/16/12	82,919	83,506	587

	Mexican Peso	Buy	7/18/12	11,348	11,183	165

18 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $15,749,492) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Mexican Peso	Sell	7/18/12	$11,348	$10,725	$(623)

	Mexican Peso	Sell	8/16/12	5,583	5,591	8

	New Zealand Dollar	Sell	7/18/12	5,038	4,812	(226)

	Norwegian Krone	Buy	7/18/12	71,675	69,999	1,676

	Norwegian Krone	Sell	7/18/12	71,675	70,172	(1,503)

	Norwegian Krone	Buy	8/16/12	53,457	52,424	1,033

	Philippines Peso	Buy	7/18/12	5,509	5,373	136

	Polish Zloty	Buy	7/18/12	5,992	5,830	162

	Polish Zloty	Sell	7/18/12	5,992	5,654	(338)

	Singapore Dollar	Sell	7/18/12	1,027	1,058	31

	South African Rand	Buy	7/18/12	5,602	5,374	228

	South African Rand	Sell	7/18/12	5,602	5,468	(134)

	South Korean Won	Buy	7/18/12	117	112	5

	Swedish Krona	Buy	7/18/12	18,624	17,919	705

	Swedish Krona	Sell	7/18/12	18,624	18,121	(503)

	Swedish Krona	Buy	8/16/12	12,268	12,021	247

	Taiwan Dollar	Sell	7/18/12	10,207	10,164	(43)

	Thai Baht	Buy	7/18/12	5,357	5,409	(52)

	Turkish Lira	Buy	7/18/12	10,909	10,697	212

	Turkish Lira	Sell	7/18/12	10,909	10,943	34

	Turkish Lira	Buy	8/16/12	10,842	10,882	(40)

Westpac Banking Corp.

	Australian Dollar	Buy	7/18/12	101,489	99,656	1,833

	Australian Dollar	Sell	7/18/12	101,489	96,424	(5,065)

	Australian Dollar	Sell	8/16/12	52,594	51,346	(1,248)

	British Pound	Buy	7/18/12	37,586	37,113	473

	British Pound	Sell	7/18/12	37,586	37,246	(340)

	British Pound	Buy	8/16/12	37,583	37,242	341

	Canadian Dollar	Buy	7/18/12	18,165	17,939	226

	Canadian Dollar	Sell	7/18/12	18,165	18,163	(2)

	Canadian Dollar	Sell	8/16/12	18,154	17,928	(226)

	Euro	Buy	7/18/12	70,497	69,204	1,293

	Euro	Sell	7/18/12	70,497	69,945	(552)

	Euro	Sell	8/16/12	52,285	51,371	(914)

	Japanese Yen	Buy	7/18/12	61,841	62,945	(1,104)

	Japanese Yen	Sell	7/18/12	61,841	62,276	435

	Japanese Yen	Buy	8/16/12	61,866	62,302	(436)

	Mexican Peso	Buy	7/18/12	11,243	11,022	221

	Mexican Peso	Sell	7/18/12	11,243	10,749	(494)

	Mexican Peso	Sell	8/16/12	4,553	4,566	13

	Norwegian Krone	Buy	7/18/12	20,666	20,368	298

	Norwegian Krone	Sell	7/18/12	20,666	20,041	(625)

	Norwegian Krone	Sell	8/16/12	7,754	7,610	(144)

	Swedish Krona	Buy	7/18/12	15,474	15,141	333

	Swedish Krona	Sell	7/18/12	15,474	15,167	(307)

	Swedish Krona	Buy	8/16/12	15,458	15,152	306

Total						$(18,296)

Putnam VT Absolute Return 500 Fund 19

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/12	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	7	$1,248,162	Sep-12	$2,447

Euro-OAT 10 yr (Short)	8	1,296,377	Sep-12	230

NASDAQ 100 Index
E-Mini (Short)	5	260,975	Sep-12	(6,548)

S&P 500 Index
E-Mini (Short)	13	881,660	Sep-12	(19,253)

S&P Mid Cap 400 Index
E-Mini (Long)	5	469,750	Sep-12	10,240

U.S. Treasury Bond
30 yr (Long)	5	739,844	Sep-12	4,092

Total				$(8,792)

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$364,717) (Unaudited)	amount	strike price	Value

Herbalife, Ltd. (Call)	329	Aug-12/$62.50	$115

SPDR S&P 500 ETF Trust (Call)	25,488	Jul-12/139.00	22,793

SPDR S&P 500 ETF Trust (Put)	2,602	Jan-13/95.00	2,676

SPDR S&P 500 ETF Trust (Put)	2,602	Jul-12/105.00	1

SPDR S&P 500 ETF Trust (Put)	3,774	Apr-13/100.00	9,072

SPDR S&P 500 ETF Trust (Put)	1,602	Aug-12/110.00	221

SPDR S&P 500 ETF Trust (Put)	1,602	Feb-13/100.00	2,630

SPDR S&P 500 ETF Trust (Put)	1,615	Nov-12/85.00	391

SPDR S&P 500 ETF Trust (Put)	1,555	Sep-12/113.00	918

SPDR S&P 500 ETF Trust (Put)	1,555	Mar-13/100.00	3,073

SPDR S&P 500 ETF Trust (Put)	1,484	May-13/90.00	2,565

SPDR S&P 500 ETF Trust (Put)	2,457	Dec-12/85.00	1,109

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 2.73% versus
the three month USD-LIBOR-BBA
maturing August 2022.	$67,100	Aug-12/2.73	3

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 2.73% versus
the three month USD-LIBOR-BBA
maturing August 2022.	67,100	Aug-12/2.73	5,726

Option on an interest rate swap with
Credit Suisse International for the
obligation to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
August 2022.	95,200	Aug-12/2.855	3

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
August 2022.	95,200	Aug-12/2.855	9,224

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 3.625% versus
the three month USD-LIBOR-BBA
maturing August 2026.	295,474	Aug-16/3.625	11,080

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 3.625% versus
the three month USD-LIBOR-BBA
maturing August 2026.	295,474	Aug-16/3.625	34,459

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$364,717) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	$71,477	Aug-16/$4.28	$1,828

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	71,477	Aug-16/4.28	11,601

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing August 2026.	53,754	Aug-16/4.35	8,995

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	14,000	Jul-12/2.1714	489

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	14,000	Jul-12/2.1714	489

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	14,000	Jul-12/2.1714	489

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.1714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	14,000	Jul-12/2.1714	489

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA
maturing July 2022.	14,000	Jul-12/2.1714	489

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	67,105	Jul-16/4.67	1,354

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	67,105	Jul-16/4.67	12,763

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	42,002	Jul-16/4.79	789

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	42,002	Jul-16/4.79	7,910

20 Putnam VT Absolute Return 500 Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$364,717) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	$26,842	Jul-16/$4.80	$503

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	26,842	Jul-16/4.80	5,372

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.61% versus
the three month USD-LIBOR-BBA
maturing June 2021.	468,449	Jun-16/4.61	4,769

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.61% versus the three
month USD-LIBOR-BBA maturing
June 2021.	468,449	Jun-16/4.61	52,068

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$364,717) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Goldman Sachs International for
the obligation to receive a fixed rate
of 4.77% versus the three month
USD-LIBOR-BBA maturing June 2026.	$212,304	Jun-16/$4.77	$4,174

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 4.77% versus the three month
USD-LIBOR-BBA maturing June 2026.	212,304	Jun-16/4.77	40,336

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.78% versus
the three month USD-LIBOR-BBA
maturing June 2026.	930,341	Jun-16/4.78	16,876

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.78% versus
the three month USD-LIBOR-BBA
maturing June 2026.	930,341	Jun-16/4.78	186,303

Total			$464,145

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)
	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$168,000	$—	5/14/14	0.58%	3 month USD-LIBOR-BBA	$(144)

49,000	—	5/14/42	3 month USD-LIBOR-BBA	2.795%	3,127

14,000	372	6/20/22	2.183%	3 month USD-LIBOR-BBA	(162)

Barclay’s Bank PLC
564,000 E	8,922	9/19/22	2.00%	3 month USD-LIBOR-BBA	603

3,154,000 E	2,730	9/19/14	0.60%	3 month USD-LIBOR-BBA	1,058

249,000 E	(3,323)	9/19/22	3 month USD-LIBOR-BBA	2.00%	350

14,000	369	6/20/22	2.183%	3 month USD-LIBOR-BBA	(165)

Citibank, N.A.
14,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	363

19,000 E	21	9/19/17	1.10%	3 month USD-LIBOR-BBA	(39)

16,000 E	94	9/19/17	3 month USD-LIBOR-BBA	1.10%	144

244,000 E	2,418	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,181)

9,000 E	6	9/19/14	0.60%	3 month USD-LIBOR-BBA	2

29,000 E	(391)	9/19/22	3 month USD-LIBOR-BBA	2.00%	37

2,000 E	(120)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(28)

Credit Suisse International
529,000 E	(2,449)	9/19/22	3 month USD-LIBOR-BBA	2.00%	5,355

617,000 E	412	9/19/14	3 month USD-LIBOR-BBA	0.60%	740

378,000 E	(273)	9/19/17	3 month USD-LIBOR-BBA	1.10%	903

47,000 E	(1,888)	9/19/42	3 month USD-LIBOR-BBA	2.75%	268

1,540,800 E	11,521	9/19/22	2.00%	3 month USD-LIBOR-BBA	(11,207)

110,000 E	4,745	9/19/42	2.75%	3 month USD-LIBOR-BBA	(295)

496,000 E	(130)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(393)

594,000 E	(2,126)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(3,972)

12,000 E	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	705

Deutsche Bank AG
7,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	177

206,000 E	2,532	9/19/22	2.00%	3 month USD-LIBOR-BBA	(506)

51,000 E	(781)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(29)

Putnam VT Absolute Return 500 Fund 21

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.
		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$55,000 E	$(48)	9/19/17	3 month USD-LIBOR-BBA	1.10%	$123

	1,677,000 E	(1,837)	9/19/14	3 month USD-LIBOR-BBA	0.60%	(955)

Goldman Sachs International
	23,000 E	(27)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(39)

	177,000 E	329	9/19/14	3 month USD-LIBOR-BBA	0.60%	423

	627,000 E	7,309	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,940)

	150,400 E	(2,007)	9/19/22	3 month USD-LIBOR-BBA	2.00%	211

	27,000 E	(12)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(96)

	43,000 E	(2,521)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(550)

	254,100	—	2/22/14	1 month USD-FEDERAL FUNDS-	0.1925%	129
				H.15

	69,000	—	2/23/14	0.19625%	1 month USD-FEDERAL	(43)
					FUNDS-H.15

	185,100	—	3/20/14	0.277%	1 month USD-FEDERAL	(481)
					FUNDS-H.15

JPMorgan Chase Bank NA
	130,900 E	667	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,265)

	81,000 E	(1,397)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(203)

	5,000 E	458	9/19/42	2.75%	3 month USD-LIBOR-BBA	229

	11,000 E	(717)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(213)

JPY	1,600,000	—	6/25/22	0.85%	6 month JPY-LIBOR-BBA	(26)

JPY	13,060,000	—	2/20/22	6 month JPY-LIBOR-BBA	0.965%	2,867

JPY	11,100,000	—	3/6/22	1.0175%	6 month JPY-LIBOR-BBA	(3,069)

Total						$(9,187)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by or	appreciation/
Notional amount		date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
	$30,788	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$2
				30 year Fannie Mae pools

	30,788	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	2
				30 year Fannie Mae pools

baskets	5,386	3/14/13	(3 month USD-LIBOR-BBA	A basket (MLTRFCF) of	13,755
			plus 0.10%)	common stocks

baskets	3,500	3/14/13	(3 month USD-LIBOR-BBA)	A basket (MLTRFCF) of	8,933
				common stocks

units	140	3/14/13	3 month USD-LIBOR-BBA	Russell 1000 Total Return	(13,345)
			minus 0.09%	Index

units	91	3/14/13	3 month USD-LIBOR-BBA	Russell 1000 Total Return	(8,657)
				Index

Citibank, N.A.
baskets	5	2/13/13	(3 month USD-LIBOR-BBA	A basket (CGPUTQL2) of	14,902
			plus 0.10%)	common stocks

baskets	5,672	6/18/13	(3 month USD-LIBOR-BBA)	A basket (CGPUTS11) of	(24,049)
				common stocks

units	100	2/13/13	3 month USD-LIBOR-BBA	Russell 1000 Total Return	(6,000)
			minus 0.15%	Index

22 Putnam VT Absolute Return 500 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.
			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by or	appreciation/
Notional amount		date	fund per annum	paid by fund	(depreciation)

Credit Suisse International
	$920,569	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	$2,633
				30 year Ginnie Mae II pools

	4,575	2/11/13	(3 month USD-LIBOR-BBA	iShares MSCI Emerging	(3,918)
			minus 0.35%)	Markets Index

	30,788	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	2
				30 year Fannie Mae pools

Goldman Sachs International
	35,524	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	2
				30 year Fannie Mae pools

	88,416	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	5
				30 year Fannie Mae pools

shares	2,500	5/2/13	(1 month USD-LIBOR-BBA)	iShares MSCI Emerging	7,402
				Markets Index

UBS AG
	$1,148	5/22/13	3 month USD-LIBOR-BBA	MSCI Emerging Markets TR	(8,742)
			plus 0.25%	Net USD

baskets	4,880	5/22/13	(3 month USD-LIBOR-BBA)	A basket (UBSEMBSK) of	11,289
				common stocks

Total					$(5,784)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)
					Fixed payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	Date	fund per annum	(depreciation)

Barclay’s Bank PLC
DJ CDX NA HY Series 18 Index	B+/P	$13,340	$242,550	6/20/17	500 bp	$5,115

DJ CDX NA HY Series 18 Index	B+/P	15,435	582,120	6/20/17	500 bp	(4,305)

Credit Suisse International
DJ CDX NA IG Series 18 Index	BBB+/P	8,670	725,000	6/20/17	100 bp	4,527

DJ CDX NA IG Series 18 Index	BBB+/P	12,331	1,445,000	6/20/17	100 bp	4,074

JPMorgan Chase Bank NA
DJ CDX NA HY Series 18 Index	B+/P	26,250	990,000	6/20/17	500 bp	(7,321)

DJ CDX NA IG Series 18 Index	BBB+/P	3,973	325,000	6/20/17	100 bp	2,115

Total						$4,205

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Putnam VT Absolute Return 500 Fund 23

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$101,963	$—	$—

Capital goods	151,182	—	—

Communication services	102,854	—	—

Conglomerates	63,727	—	—

Consumer cyclicals	421,547	—	—

Consumer staples	475,699	—	—

Energy	328,406	—	—

Financials	446,169	—	—

Health care	372,056	—	—

Technology	912,945	—	—

Transportation	73,437	—	—

Utilities and power	117,624	—	—

Total common stocks	3,567,609	—	—

Commodity linked notes	$—	$317,293	$—

Investment companies	558,164	—	—

Mortgage-backed securities	—	533,517	—

Purchased options outstanding	—	645,258	—

U.S. Treasury obligations	—	110,131	—

Short-term investments	3,795,447	6,645,807	—

Totals by level	$7,921,220	$8,252,006	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	—	(18,296)	—

Futures contracts	(8,792)	—	—

Written options	—	(464,145)	—

Interest rate swap contracts	—	(32,045)	—

Total return swap contracts	—	(5,784)	—

Credit default contracts	—	(75,794)	—

Totals by level	$(8,792)	$(596,064)	$—

24 Putnam VT Absolute Return 500 Fund

Statement of assets and liabilities
6/30/12 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $12,227,037)	$12,583,910

Affiliated issuers (identified cost $3,589,316) (Notes 1 and 7)	3,589,316

Dividends, interest and other receivables	10,862

Receivable for shares of the fund sold	20,727

Receivable for investments sold	3,037

Unrealized appreciation on swap contracts (Note 1)	92,572

Unrealized appreciation on forward currency contracts (Note 1)	128,416

Receivable from Manager (Note 2)	61,841

Premium paid on swap contracts (Note 1)	20,048

Total assets	16,510,729

Liabilities

Payable to custodian	3,524

Payable for variation margin (Note 1)	44,946

Payable for investments purchased	5,365

Payable for shares of the fund repurchased	42

Payable for investor servicing fees (Note 2)	2,443

Payable for custodian fees (Note 2)	33,661

Payable for Trustee compensation and expenses (Note 2)	287

Payable for administrative services (Note 2)	28

Payable for distribution fees (Note 2)	980

Written options outstanding, at value (premiums received $364,717) (Notes 1 and 3)	464,145

Premium received on swap contracts (Note 1)	122,905

Unrealized depreciation on forward currency contracts (Note 1)	146,712

Unrealized depreciation on swap contracts (Note 1)	103,338

Collateral on certain derivative contracts, at value (Note 1)	316,262

Other accrued expenses	50,999

Total liabilities	1,295,637

Net assets	$15,215,092

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$15,038,192

Accumulated net investment loss (Note 1)	(28,974)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(13,721)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	219,595

Total — Representing net assets applicable to capital shares outstanding	$15,215,092

Computation of net asset value Class IA

Net assets	$9,896,534

Number of shares outstanding	990,000

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.00

Computation of net asset value Class IB

Net assets	$5,318,558

Number of shares outstanding	533,701

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.97

The accompanying notes are an integral part of these financial statements.

Putnam VT Absolute Return 500 Fund 25

Statement of operations
Six months ended 6/30/12 (Unaudited)

Investment income

Dividends (net of foreign tax of $24)	$35,276

Interest (including interest income of $860 from investments in affiliated issuers) (Note 7)	26,742

Total investment income	62,018

Expenses

Compensation of Manager (Note 2)	50,522

Investor servicing fees (Note 2)	6,908

Custodian fees (Note 2)	57,530

Trustee compensation and expenses (Note 2)	517

Administrative services (Note 2)	232

Distribution fees — Class IB (Note 2)	4,979

Amortization of offering costs (Note 1)	5,911

Auditing	57,503

Other	7,836

Fees waived and reimbursed by Manager (Note 2)	(124,960)

Total expenses	66,978

Expense reduction (Note 2)	(44)

Net expenses	66,934

Net investment loss	(4,916)

Net realized loss on investments (Notes 1 and 3)	(154,091)

Net realized gain on swap contracts (Note 1)	135,477

Net realized gain on futures contracts (Note 1)	15,572

Net realized loss on foreign currency transactions (Note 1)	(5,189)

Net realized gain on written options (Notes 1 and 3)	24,312

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(21,657)

Net unrealized appreciation of investments, futures contracts, swap contracts and written options during the period	493,953

Net gain on investments	488,377

Net increase in net assets resulting from operations	$483,461

Statement of changes in net assets

	Six months ended	For the period
	6/30/12*	5/2/11 to 12/31/11

Increase in net assets

Operations:

Net investment income (loss)	$(4,916)	$15,377

Net realized gain (loss) on investments and foreign currency transactions	16,081	(122,520)

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	472,296	(256,328)

Net increase (decrease) in net assets resulting from operations	483,461	(363,471)

Increase from capital share transactions (Note 4)	2,466,435	2,625,516

Total increase in net assets	2,949,896	2,262,045

Net assets:

Beginning of period	12,265,196	10,003,151

End of period (accumulated net investment loss $28,974 and $24,058, respectively)	$15,215,092	$12,265,196

* Unaudited.

The accompanying notes are an integral part of these financial statements.

26 Putnam VT Absolute Return 500 Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:							RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)[f]

Class IA

6/30/12**†	$9.63	—	.37	.37	$10.00	3.84*	$9,897	.45*	—*	270 *

12/31/11†	10.00	.01	(.38)	(.37)	9.63	(3.70)*	9,530	.61*	.15*	240 *

Class IB

6/30/12**†	$9.61	(.01)	.37	.36	$9.97	3.75*	$5,319	.57*	(.12)*	270 *

12/31/11†	10.00	.02	(.41)	(.39)	9.61	(3.90)*	2,735	.78*	.21*	240 *

* Not annualized.

**Unaudited.

† For the period May 2, 2011 to December 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

e Reflects an involuntary contractual limitation in effect during the period. As a result of such limitation and/or waiver, the expenses of each class reflect a reduction of 0.90% and 1.36% as a percentage of average net assets for the periods ended June 30, 2012 and December 31, 2011, respectively.

f Portfolio turnover excludes TBA roll transactions.

The accompanying notes are an integral part of these financial statements.

Putnam VT Absolute Return 500 Fund 27

Notes to financial statements 6/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from January 1, 2012 through June 30, 2012.

Putnam VT Absolute Return 500 Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%), as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund pursues a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

28 Putnam VT Absolute Return 500 Fund

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the returns on a security owned and to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately 9,700,000 on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $9,900,000 on forward currency contracts for the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $4,900,000 on total return swap contracts for the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.

Putnam VT Absolute Return 500 Fund 29

Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $24,400,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $3,900,000 on credit default swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $119,015 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $261,803 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $231,768.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2011, the fund had a capital loss carryover of $28,305 available to the extent allowed by the Code to off set future net capital gain, if any. Within this amount, $24,097 of the capital loss carryover is considered to be short-term and $4,208 is long-term. Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or

30 Putnam VT Absolute Return 500 Fund

long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $15,817,640, resulting in gross unrealized appreciation and depreciation of $452,866 and $97,280, respectively, or net unrealized appreciation of $355,586.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $18,440 have been fully amortized on a straight-line basis over a twelve-month period as of June 30, 2012. As of the close of the reporting period, the fund has reimbursed Putnam Management for the payment of these expenses.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 65.6% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee, computed and paid monthly, (based on the fund’s average net assets, excluding assets that are invested in other Putnam funds, except Putnam Money Market Liquidity Fund or any other Putnam funds that do not charge a management fee) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.880%	of the first $5 billion,
0.830%	of the next $5 billion,
0.780%	of the next $10 billion,
0.730%	of the next $10 billion,
0.680%	of the next $50 billion,
0.660%	of the next $50 billion,
0.650%	of the next $100 billion and
0.645%	of any excess thereafter.

Putnam Management has agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through June 30, 2013, to the extent that expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs, payments under distribution plans, and extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $9,276 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $115,684 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $42 under the expense offset arrangements and by $2 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $11, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $16,019,963 and $15,254,428, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Putnam VT Absolute Return 500 Fund 31

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written equity option	Written equity option
	contract amounts	premiums received	contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	$8,937,724	$455,608	34,619	$59,873

Options opened	214,000	3,725	162,195	113,820

Options exercised	(1,944,000)	(49,038)	—	—

Options expired	—	—	(83,730)	(57,842)

Options closed	(2,531,382)	(123,287)	(66,419)	(38,142)

Written options outstanding at the
end of the reporting period	$4,676,342	$287,008	46,665	$77,709

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
			For the period 5/2/11				For the period 5/2/11
			(commencement of				(commencement of
	Six months ended 6/30/12		operations) to 12/31/11		Six months ended 6/30/12		operations) to 12/31/11

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	355,759	$3,529,701	279,827	$2,674,935

Shares issued in connection with
reinvestment of distributions	—	—	—	—	—	—	—	—

	—	—	—	—	355,759	3,529,701	279,827	2,674,935

Shares repurchased	—	—	—	—	(106,726)	(1,063,266)	(5,159)	(49,419)

Net decrease	—	$—	—	—	249,033	$2,466,435	274,668	$2,625,516

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class IA	990,000	100.0%	$9,900,000

Class IB	10,000	1.9	99,700

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$—	Payables	$75,794

Foreign exchange contracts	Receivables	128,416	Payables	146,712

Equity contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	129,740*	Unrealized depreciation	136,076*

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	622,315*	Unrealized depreciation	481,487*

Total		$880,471		$840,069

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$175,181	$175,181

Foreign exchange contracts	—	—	(7,575)	—	(7,575)

Equity contracts	(82,866)	(20,853)	—	7,248	(96,471)

Interest rate contracts	(89,544)	36,425	—	(46,952)	(100,071)

Total	$(172,410)	$15,572	$(7,575)	$135,477	$(28,936)

32 Putnam VT Absolute Return 500 Fund

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(62,474)	$(62,474)

Foreign exchange contracts	—	—	(21,662)	—	(21,662)

Equity contracts	3,406	(9,758)	—	19,089	12,737

Interest rate contracts	121,139	5,684	—	19,759	146,582

Total	$124,545	$(4,074)	$(21,662)	$(23,626)	$75,183

Note 6 — Initial capitalization and offering of shares

The fund was established as a series of the Trust on April 28, 2011. Prior to April 28, 2011, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class IA	$9,900,000	990,000

Class IB	$100,000	10,000

From April 28, 2011 (commencement of operations) to April 29, 2011, the fund began carrying out its investment objective with the initial capital contribution. During this period the fund had $476 of net investment loss, $0 of net realized gains, and $3,627 of net unrealized appreciation on investments. The net assets at April 29, 2011 were $10,003,151. Effective April 30, 2011 the fund was registered under the Securities Act of 1933.

Note 7 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $860 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $8,730,429 and $7,386,558 respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9 — New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011-04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

Putnam VT Absolute Return 500 Fund 33

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2012, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2012, the Contract Committee met in executive session with the other Independent Trustees to discuss the Contract Committee’s preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 22, 2012 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2012. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds, including your fund, have relatively new management contracts, which introduced fee schedules that reflect more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts generally have been in effect for two years — since January or, for a few funds, February 2010. For the majority of the open-end funds, the Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted. In the case of your fund, which is a new fund that did not commence operations until May 2011, the Trustees approved the new management contract in February 2011.

Under its management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for two years (less for your fund, which only commenced operation in May 2011),

34 Putnam VT Absolute Return 500 Fund

and the Trustees will continue to examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds had sufficiently low expenses that these expense limitations did not apply. However, in the case of your fund, the second of the expense limitations applied during its fiscal year ending in 2011. The expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points (effective March 1, 2012, this expense limitation was reduced to 32 basis points) on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). In addition, effective through at least June 30, 2013, Putnam Management will waive fees (and, to the extent necessary, bear other expenses) to the extent that expenses of your fund (exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plans) would exceed 0.90% of its average net assets. Putnam Management’s support for these expense limitations, including its agreement to reduce the expense limitation applicable to the open-end funds’ investor servicing fees and expenses as noted above, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 3rd quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 4th quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2011 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2011 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered the investment performance of each fund over multiple time periods (in the case of your fund, which had only recently commenced operations, the Trustees considered its investment performance from the fund’s inception in May 2011 through December 2011) and considered information comparing each fund’s performance with various benchmarks and, where applicable, with the performance of competitive funds or targeted annualized return. They noted that since 2009, when Putnam Management began implementing major changes to strengthen its investment personnel and processes, there has been a steady improvement in the number of Putnam funds showing above-median three-year performance results. They also noted the disappointing investment performance of some funds for periods ended December 31, 2011 and considered information provided by Putnam Management regarding the factors

Putnam VT Absolute Return 500 Fund 35

contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered information about the absolute return of your fund, and your fund’s performance relative to its targeted annualized return, for the period measuring from its inception on May 2, 2011 through December 31, 2011. Putnam VT Absolute Return 500 Fund’s class IA shares’ return net of fees and expenses was negative over the period and lagged its targeted annualized return. The Trustees also considered that your fund seeks to earn its targeted annualized return over a reasonable period of time, generally at least three years or more. Because your fund had been operational for less than one year, the Trustees considered that there had not been a sufficiently long period of time to allow for definitive conclusions about the fund’s performance. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered a number of other changes that Putnam Management had made in recent years in efforts to support and improve fund performance generally. These changes included Putnam Management’s efforts to increase accountability and to reduce complexity in the portfolio management process for the Putnam equity funds by moving generally from a portfolio management team structure to a decision-making process that vests full authority and responsibility with individual portfolio managers and by affirming its commitment to a fundamental-driven approach to investing. The Trustees noted that Putnam Management had also worked to strengthen its fundamental research capabilities by adding new investment personnel to the large-cap equities research team and by bringing U.S. and international research under common leadership. In addition, the Trustees recognized that Putnam Management has adjusted the compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to acquire research services that supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

36 Putnam VT Absolute Return 500 Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Investment Sub-Advisor	Legal Counsel	Robert E. Patterson
The Putnam Advisory Company, LLC	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Putnam VT Absolute Return 500 Fund 37

This report has been prepared for the shareholders
of Putnam VT Absolute Return 500 Fund.	275821 8/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 28, 2012